Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Basis of Preparation of the Consolidated Financial Statements
2.	BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
2.a) Basis of preparation
Application of IFRS
The consolidated financial statements of the Group for the fiscal year ended December 31, 2020 are presented in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
Moreover, some additional issues required by the LGS and/or CNV’s regulations have been included.
The amounts and other information corresponding to the years ended on December 31, 2019 and 2018 are an integral part of the consolidated financial statements mentioned above and are intended to be read only in relation to these financial statements.
These consolidated financial statements were approved by the Board of Directors’ meeting and authorized to be issued on March 4, 2021.
Current and Noncurrent classification
The presentation in the statement of financial position makes a distinction between current and noncurrent assets and liabilities, according to the activities operating cycle. Current assets and liabilities include assets and liabilities, which are realized or settled within the 12-month period from the end of the fiscal year.
All other assets and liabilities are classified as noncurrent. Current and deferred tax assets and liabilities (payable income tax) are presented separately from each other and from other assets and liabilities, as current and noncurrent, as applicable.
Fiscal year-end
The Company’s fiscal year begins on January 1 and ends on December 31, each year.
Accounting criteria
The consolidated financial statements have been prepared under historical cost criteria, except for financial assets measured at fair value through profit or loss.
Non-monetary assets and liabilities of subsidiaries having the Peso as functional currency, were adjusted for inflation. See Note 2.b.1.

Use of estimates
The preparation of financial statements at a certain date requires the Management to make estimates and assessments affecting the amount of assets and liabilities recorded, contingent assets and liabilities disclosed at such date, as well as income and expenses recorded during the fiscal year. Future results might differ from the estimates and assessments made on the date of preparation of these consolidated financial statements.
The description of any significant estimates and accounting judgments made by Management in applying the accounting policies, as well as the key estimates and areas with greater degree of complexity which require more critical judgments, are disclosed in Note 2.c.
Consolidation policies
For purposes of presenting the consolidated financial statements, the full consolidation method was used with respect to all subsidiaries, which are those companies which the Group controls. The Group controls an entity when it is exposed, or is entitled to the variable results arising from its equity interest in the entity, and has the ability to affect those results through its power over the entity. This capacity is, in general but not solely, obtained by the direct or indirect ownership of more than 50% of the voting shares of a company.
Interest in JO and other agreements which gives the Group a contractually-established percentage over the rights of the assets and obligations that emerge from the contract, have been consolidated line by line on the basis of the mentioned participation over the assets, liabilities, income and expenses related to each contract. Assets, liabilities, income and expenses of JO are presented in the consolidated statement financial position and in the consolidated statement of comprehensive income, in accordance with their respective nature.
Note 10 details the fully consolidated controlled subsidiaries. Furthermore, Note 28 details the main JO, proportionally consolidated.
In the consolidation process, balances, transactions, profits and losses between consolidated companies and JO have been eliminated.
The Company’s consolidated financial statements are based on the most recent available financial statements of the companies which YPF controls, taking into consideration, where applicable, significant subsequent events and transactions, information available to the Management of the Company and transactions between YPF and such subsidiaries, which could have produced changes to their shareholders’ equity. The date of the financial statements of such subsidiaries used in the consolidation process may differ from the date of YPF’s financial statements due to administrative reasons. The accounting principles and procedures used by subsidiaries have been homogenized, where appropriate, with those used by YPF in order to present the consolidated financial statements based on uniform accounting and presentation policies. The financial statements of subsidiaries whose functional currency is different from the presentation currency are translated using the procedure set out in Note 2.b.1.
The Group holds 100% of capital of the consolidated companies, with the exception of the holdings in Metrogas and YTEC. The Group takes into account quantitative and qualitative aspects to determine which subsidiaries have significant non-controlling interests. In accordance with the previously mentioned, the Group concluded that there are no material non-controlling interests to be disclosed, as required by IFRS 12 “Disclosure of Interests in Other Entities”.
Financial information of subsidiaries, associates and joint ventures in hyperinflationary economies
Under IAS 29 “Financial Reporting in Hyperinflationary Economies” the financial statements of an entity whose functional currency is the currency of a hyperinflationary economy shall be stated in terms of the measuring unit current at the end of the reporting period or fiscal year. The standard sets forth quantitative and qualitative factors to be contemplated in order to determine whether or not an economy is hyperinflationary.

In recent years, inflation in Argentina has been high, with an accumulated inflation rate exceeding 100% over the last three years. In addition, certain recent qualitative and quantitative factors, such as the significant devaluation of the Peso, led to the conclusion that the restatement by inflation of annual or interim financial statements corresponding to annual or interim periods ending after July 1, 2018, should be applied.
Companies could not present their restated financial statements because Decree No. 664/2003 of the PEN prohibited regulatory agencies (including the CNV) from receiving financial statements adjusted for inflation.
Law No. 27,468, published on December 4, 2018 in the BO repealed Decree No. 1,269/2002 of the PEN as amended (including the aforementioned Decree No. 664/2003 of the PEN). The provisions of the aforementioned Law became in full force and effect as of December 28, 2018, the date of the publication of the CNV General Resolution No. 777/2018, which established that annual financial statements, interim and special periods closing from December 31, 2018 inclusive, must be submitted adjusted for inflation, as established by IAS 29. The FACPCE’s guidelines will be applied to those issues not specifically addressed in the aforementioned regulations.
Although the application of IAS 29 does not directly affect YPF because its functional currency is the U.S. dollar as mentioned in section b.1 of this Note, it does affect the investments that the Company has in its subsidiaries, associates and joint ventures whose functional currency is the Peso, all of which have adjusted their financial statements.
In compliance with IAS 29 guidelines, the adjustment was based on the last date on which subsidiaries, associates and joint ventures whose functional currency is the Peso restated their financial statements to reflect the effects of inflation. For this purpose, in general terms, the inflation from the date of acquisition or addition, or from the date of asset revaluation, as applicable, was computed in balances of non-monetary assets and liabilities. As a result of the adjustment for inflation in such financial statements, the value of non-monetary items increased, with the cap of their recoverable value, and with the consequent effect on deferred tax. Regarding income statement, in addition to the restatement of revenues, costs, expenses and other items, the net monetary position effect was included in a separate item in the Other financial results.
In accordance with the above, the initial application of IAS 29 as of December 31, 2018, generated an increase in equity, net income and other comprehensive income for the fiscal year of the Company.
2.b) Significant Accounting Policies
2.b.1) Functional and reporting currency and tax effect on Other comprehensive income
Functional currency
YPF, based on parameters set out in IAS 21 “The effects of change in foreign exchange rates”, has defined the U.S. dollar as its functional currency. Consequently, non-monetary cost-based measured assets and liabilities, as well as income or loss, are remeasured into functional currency by applying the exchange rate prevailing at the date of the transaction.
Transactions in currencies other than the functional currency of the Company are deemed to be foreign currency transactions and are remeasured into functional currency by applying the exchange rate prevailing at the date of the transaction (or, for practical reasons and when exchange rates do not fluctuate significantly, the average exchange rate for each month). At the end of each fiscal year or at the time of payment, the balances of monetary assets and liabilities in currencies other than the functional currency are measured at the exchange rate prevailing at such date and the exchange differences arising from such measurement are recognized as “Net financial results” in the consolidated statement of comprehensive income for the fiscal year in which they arise.
Assets, liabilities and results of subsidiaries, associates and joint ventures are shown in their respective functional currencies. The effects of the conversion into dollar of the financial information of those companies whose functional currency is other than the dollar are recorded as “Other comprehensive income” in the Consolidated Statement of Comprehensive Income.

Presentation currency
According to CNV Resolution No. 562, the Company must present its financial statements in pesos. Therefore, the financial statements prepared in the Company’s functional currency are translated into the presentation currency, as per the following procedures:

•	Assets and liabilities of each of the balance sheets presented are translated using the exchange rate on the balance sheet closing date;

•
Items of the consolidated statement of comprehensive income are translated using the exchange rate at the time the transactions were generated (or, for practical reasons, and provided the exchange rate has not changed significantly, using each month’s average exchange rate);

•	All translation differences resulting from the foregoing are recognized under “Other Comprehensive Income” in the statement of comprehensive income.
Effects of the translation of investments in subsidiaries, associates and joint ventures with functional currency corresponding to a hyperinflationary economy
Under IAS 21, the financial statements of a subsidiary with the functional currency of a hyperinflationary economy have to be restated according to IAS 29 before they are included in the consolidated financial statements of its parent company with a functional currency of a non-hyperinflationary economy, except for their comparative figures.
Following the aforementioned guidelines, the results and financial position of subsidiaries with the Peso as functional currency were translated into dollar by the following procedures: all amounts (i.e., assets, liabilities, stockholders’ equity items, expenditures and revenues) were translated at the exchange rate effective at the closing date of the financial statements, except for comparative amounts, which were presented as current amounts in the financial statements of the previous fiscal year (i.e., these amounts were not be adjusted to reflect subsequent variations in price levels or exchange rates). Thus, the effect of the restatement of comparative amounts was recognized in other comprehensive income.
These criteria were also implemented by the Group for its investments in associates and joint ventures.
When an economy ceases to be hyperinflationary and an entity ceases to restate its financial statements in accordance with IAS 29, it will use the amounts restated according to the price level of the date on which the entity ceased to make such restatement as historical costs, in order to translate them into the presentation currency.
Tax effect on Other Comprehensive Income
Results included in Other Comprehensive Income in connection with translation differences and result from net monetary position generated by investments in subsidiaries, associates and joint ventures whose functional currency is other than dollar as well as conversion differences arising from the translation of YPF’s financial statements into its presentation currency (Pesos), have no effect on the income tax or in the deferred tax since at the time they were generated, the relevant transactions did not make any impact on net accounting result nor in taxable result.
2.b.2) Financial Assets
Classification
In accordance with IFRS 9 “Financial instruments”, the Group classifies its financial assets into two categories:

•	Financial assets at amortized cost
Financial assets are measured at amortized cost if both of the following criteria are met: (i) the objective of the Group’s business model is to hold the assets to collect the contractual cash flow, and (ii) the contractual terms only require specific dates for payments of principal and interest.

In addition, and for assets that meet the aforementioned conditions, IFRS 9 contemplates the option of designating, at the time of the initial recognition, an asset as measured at its fair value, if doing so would eliminate or significantly reduce the valuation or recognition inconsistency that could arise in the event that the valuation of the assets and liabilities or the recognition of profit or losses resulting therefrom be carried out on different bases. The Group has not designated a financial asset at fair value by using this option.
As of the closing date of these consolidated financial statements, the Group’s financial assets at amortized cost include certain elements of cash and cash equivalents, certain investments in financial assets, trade receivables and other receivables.

•	Financial assets at fair value through profit or loss
If either of the two criteria above are not met, the financial asset is classified as an asset measured at fair value through profit or loss.
As of the closing date of these consolidated financial statements, the Group’s financial assets at fair value through profit or loss include mutual funds and public securities.
Recognition and measurement
Purchases and sales of financial assets are recognized on the date on which the Group commits to purchase or sell the assets. Financial assets are derecognized when the rights to receive cash flows from the investments and the risks and rewards of ownership have expired or have been transferred.
Financial assets at amortized cost are initially recognized at fair value plus transaction costs. These assets accrue interest based on the effective interest rate method.
Financial assets at their fair value through profit or loss are initially recognized at fair value and transaction costs are recognized as an expense in the statement of comprehensive income. They are subsequently valued at fair value. Changes in fair values and results from sales of financial assets at fair value through profit or loss are recorded in “Net financial results” in the statement of comprehensive income.
In general, the Group uses the transaction price to ascertain the fair value of a financial instrument on initial recognition. In other cases, the Group records a profit or loss on initial recognition only if the fair value of the financial instrument can be supported by other comparable and observable market transactions for the same type of instrument or if it is based in a technical valuation that only inputs observable market information. Unrecognized profits or losses on initial recognition of a financial asset are recognized later on, only to the extent they arise from a change in the factors (including time) that market participants would consider upon setting the price.
Profit or loss on debt instruments measured at amortized cost and not included for hedging purposes are charged to income when the financial assets are derecognized or an impairment loss is recognized and during the amortization process using the effective interest rate method. The Group reclassifies all investments on debt instruments only when its business model for managing those assets changes.
Impairment of financial assets
The Group assesses the impairment of its financial assets according to the expected credit losses model. The impairment methodology applied depends on whether there has been a significant increase in credit risk.
For trade receivables, the Group applies the simplified approach allowed by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables. See Note 2.b.18.
Offsetting financial instruments
Financial assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

2.b.3) Inventories
Inventories are valued at the lower value between their cost and their net realizable value. Cost includes acquisition costs (less trade discount, rebates and other similar items), transformation and other costs, which have been incurred when bringing the inventory to its present location and condition. The net realizable value is the estimated selling price in the ordinary course of business less selling expenses.
In the case of refined products, costs are allocated in proportion to the selling price of the related products (isomargen method) due to the difficulty for distributing the production costs to each product. Raw materials, packaging and other inventory are valued at their acquisition cost.
The Group assesses the net realizable value of the inventories at the end of each fiscal year and recognizes in profit or loss in the consolidated statement of comprehensive income the appropriate valuation adjustment if the inventories exceed their net realizable value. When the circumstances that previously caused impairment no longer exist or when there is clear evidence of an increase in the inventories’ net realizable value because of changes in economic circumstances, the amount of a write-down is reversed.
2.b.4) Intangible assets
The Group initially recognizes intangible assets at their acquisition or development cost. This cost is amortized on a straight-line basis over the useful lives of these assets. At the end of each year, such assets are measured at their acquisition or development cost, considering the criteria adopted by the Group in the transition to IFRS, less its respective accumulated amortization and, if applicable, impairment losses.
The main intangible assets of the Group are as follows:

i.	Service concessions arrangements
Includes transportation and storage concessions. These assets are valued at their acquisition cost, considering the criteria adopted by the Group in the transition to IFRS, net of accumulated amortization. They are depreciated using the straight-line method during the course of the concession period.
The Hydrocarbons Law allows the PEN to award concessions for the transportation of hydrocarbons for similar periods to the terms of the exploitation concessions granted (see Note 34.a). Pursuant to Law No. 26,197, provincial governments have the same powers. Holders of production concessions are entitled to receive a transportation concession for the oil, gas and petroleum products that they produce. The holder of a transportation concession has the right to:

•	Transport oil, gas and petroleum products;

•
Build and operate pipelines for oil, gas and their derivatives, storage facilities, pump stations, compressor plants, roads, railways and other facilities and equipment necessary for the efficient operation of a pipeline system.

In addition, a transportation concession holder is under an obligation to transport hydrocarbons to third parties, without discrimination, in exchange for a tariff. This obligation, however, is applicable to oil or gas producers only to the extent the concession holder has available additional capacity, and is expressly subject to the transportation requirements of the concession holder. Transportation tariffs are subject to approval by the SE for oil and petroleum derivatives pipelines, and by ENARGAS, for gas pipelines. Upon expiration of a transportation concession, oil pipelines and related facilities revert to the Argentine Government, without any payment to the concession holder.

In connection with the foregoing, the Privatization Law granted the Company 35-year transportation concessions for the transportation facilities operated by Yacimientos Petrolíferos Fiscales S.E. as of such date. The main pipelines related to said transportation concessions are the following:

•	La Plata / Dock Sud

•	Puerto Rosales / La Plata

•	Monte Cristo / San Lorenzo

•	Puesto Hernández / Luján de Cuyo

•	Luján de Cuyo / Villa Mercedes
Thus, assets meeting certain requirements set forth by the IFRIC 12, which the Company Management’s judgment are met in the facilities mentioned in the preceding paragraphs, are recognized as intangible assets.

ii.	Exploration rights
The Group classifies exploration rights as intangible assets, which are valued at their cost, considering the deemed cost criteria adopted by the Group in the transition to IFRS, net of the related impairment, if applicable.
Investments related to unproved oil reserves or fields under evaluation are not depreciated. These investments are reviewed for impairment at least once a year, or whenever there are indicators that the assets may have become impaired. Any impairment loss or reversal is recognized in the consolidated statement of comprehensive income. Exploration costs (geological and geophysical expenditures, expenditures associated with the maintenance of unproved reserves and other expenditures relating to exploration activities), excluding exploratory well drilling costs, are charged to expense in the consolidated statement of comprehensive income as incurred.

iii.	Other intangible assets
This section mainly includes costs relating to computer software development expenditures, as well as assets that represent the rights to use technology and knowledge (“know how”) for the manufacture and commercial exploitation of equipment related to oil extraction. These items are valued at their acquisition cost, considering the deemed cost criteria adopted by the Group in the transition to IFRS, net of the related depreciation and impairment, if applicable.
These assets are amortized on a straight-line basis over their useful lives, which range between 3 and 15 years. The Group reviews annually the mentioned estimated useful life.
The Group has no intangible assets with indefinite useful lives as of December 31, 2020, 2019 and 2018.
2.b.5) Investments in associates and joint ventures
Investments in associates and joint ventures are valued using the equity method.
According to this method, the investment is initially recognized at cost under “Investments in associates and joint ventures” in the statement of financial position, and the book value increases or decreases to recognize the investor’s interest in the income of the associate or joint venture after the acquisition date, which is reflected in the statement of comprehensive income under “Income from equity interests in associates and joint ventures”. The investment includes, if applicable, the goodwill identified in the acquisition.
Associates are considered those in respect of which the Group has significant influence, understood as the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies. Significant influence is presumed in companies in which a company has an interest of 20% or more and less than 50%.
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Joint arrangements are contractual agreements through which the Group and the other party or parties have joint control. Under the provisions of IFRS 11, “Joint arrangements”, and IAS 28, “Investments in Associates and Joint Ventures”, investments in which two or more parties have joint control (defined as a “joint arrangement”) will be classified as either a joint operation (when the parties that have joint control have rights to the assets and obligations for the liabilities relating to the joint arrangement) or a joint venture (when the parties that have joint control have rights to the net assets of the joint arrangement). Considering such classification, joint operations will be proportionally consolidated and joint ventures will be accounted for under the equity method.
Associates and joint ventures have been valued based upon the latest available financial statements of these companies as of the end of each year, taking into consideration, if applicable, significant subsequent events and transactions, available management information and transactions between the Group and the related company, which have produced changes on the latter’s shareholders’ equity. The dates of the financial statements of such related companies used in the consolidation process may differ from the date of the Company’s financial statements due to administrative reasons. The accounting principles and procedures used by associates and joint ventures have been homogenized, where appropriate, with those used by the Group in order to present the consolidated financial statements based on uniform accounting and presentation policies. The financial statements of associates and joint ventures whose functional currency is the currency of a hyperinflationary economy and/or different from the presentation currency are translated using the procedure set out in Note 2.b.1.
Investments in companies in which the Group has no significant influence or joint control, are valued at cost.
Investments in companies with negative shareholders’ equity are disclosed in the “Other Liabilities” account.
On each closing date or upon the existence of signs of impairment, it is determined whether there is any objective evidence of impairment in the value of the investment in associates and joint ventures. If this is the case, the Group calculates the amount of the impairment as the difference between the recoverable value of associates and joint ventures and their book value, and recognizes the difference under “Income from equity interests in associates and joint ventures” in the statement of comprehensive income. The recorded value of investments in associates and joint ventures does not exceed their recoverable value.
Note 10 details the investments in associates and joint ventures.
2.b.6) Property, plant and equipment
General criteria
Property, plant and equipment are valued at their acquisition cost, plus all the costs directly related to the location of such assets for their intended use, considering the deemed cost criteria adopted by the Group in the transition to IFRS.
Borrowing costs of assets that require a substantial period of time to be ready for their intended use are capitalized as part of the cost of these assets until they are ready for their intended use or sale.
Major inspections, necessary to restore the service capacity of the related asset are capitalized and depreciated on a straight-line basis over the period until the next overhaul is scheduled.
The costs of renewals, betterments and enhancements that extend the useful life of properties and/or improve their service capacity are capitalized. As property, plant and equipment are retired, the related cost and accumulated depreciation are derecognized.
Repair, conservation and ordinary maintenance expenses are recognized in the statement of comprehensive income as incurred.
These assets are reviewed for impairment at least once a year, or whenever there are indicators that the assets may have become impaired, as detailed in Note 2.b.8.

Depreciation
Property, plant and equipment, other than those related to oil and gas production activities, are depreciated using the straight-line method, over the years of estimated useful life of the assets, as follows:

Years of Estimated Useful Life
Buildings and other constructions	50
Refinery equipment and petrochemical plants	20-25
Infrastructure for natural gas distribution	20-50
Transportation equipment	5-25
Furniture, fixtures and installations	10
Selling equipment	10
Other property	10
Land is classified separately from the buildings or facilities that may be located on it and is deemed to have an indefinite useful life. Therefore, it is not depreciated.
The Group reviews annually the estimated useful life of each class of assets.
Oil and gas production activities
The Group recognizes oil and gas exploration and production transactions using the “successful-efforts” method. The costs incurred in the acquisition of new interests in areas with proved and unproved reserves are capitalized as incurred under Mining properties, wells and related equipment. Costs related to exploration permits are classified as intangible assets.
Exploration costs, excluding the costs associated with exploratory wells, are charged to expense as incurred. Costs of drilling exploratory wells, including stratigraphic test wells, are capitalized pending determination as to whether the wells have found proved reserves that justify commercial development. If such reserves are not found, the mentioned costs are charged to expense. Occasionally, an exploratory well may be determined to have found oil and gas reserves, but classification of those reserves as proved cannot be made. In those cases, the cost of drilling the exploratory well will continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well, and the Group is making sufficient progress assessing the reserves as well as the economic and operating viability of the project. If any of the mentioned conditions are not met, the cost of drilling exploratory wells is charged to expense. In addition, the exploratory activity involves, in many cases, the drilling of multiple wells throughout several years in order to completely evaluate a project. As a consequence, some exploratory wells may be kept in evaluation for long periods, pending the completion of additional wells and exploratory activities needed to evaluate and quantify the reserves related to each project. The detail of the exploratory well costs in evaluation stage is described in Note 8.
Drilling costs applicable to productive wells and to developmental dry holes, as well as tangible equipment costs related to the development of oil and gas reserves, have been capitalized.
The capitalized costs described above are depreciated as follows:

•
The capitalized costs related to productive activities have been depreciated by field on a unit-of-production basis by applying the ratio of produced oil and gas to estimate proved developed oil, and gas reserves estimated to recover.

•
The capitalized costs related to the acquisition of property and the extension of concessions with proved reserves have been depreciated by field on a unit-of-production basis by applying the ratio of produced oil and gas to the proved oil and gas reserves.

Revisions in estimates of crude oil and gas proved reserves are considered prospectively in the calculation of depreciation. Revisions in estimates of reserves are performed at least once a year. Additionally, estimates of reserves are audited by external independent petroleum and gas engineers on a three-year rotation plan.
Costs related to hydrocarbon well abandonment obligations
Costs related to hydrocarbon well abandonment obligations are capitalized at their discounted value along with the related assets, and are depreciated using the unit-of-production method. As compensation, a liability is recognized for this concept at the estimated value of the discounted payable amounts. Revisions of the payable amounts are performed upon the current costs incurred in abandonment obligations considering internal and external available information. Due to the number of wells in operation and/or not abandoned and as well as the complexity with respect to different geographic areas where the wells are located, current costs incurred in plugging activities, weighted by the complexity level of the wells, are used for estimating the plugging activities costs of the wells pending abandonment. Current costs incurred are the best source of information in order to make the best estimate of asset retirement obligations. Future changes in the costs mentioned above, the discount rate, the useful lifespan of the wells and their estimate of abandonment, as well as changes in regulations related to abandonment, which are not possible to be predicted at the date of issuance of these consolidated financial statements, could affect the value of the abandonment obligations and, consequently, the related asset, affecting the results of future operations. Such changes are recognized pursuant to IFRIC 1, which indicates that changes in liabilities will be added to or deducted from the asset cost corresponding to the current period, taking into account that if the decrease in liabilities exceeds the carrying amount of assets, the excess will be immediately recognized in the results of the fiscal year.
Environmental property, plant and equipment
The Group capitalizes the costs incurred in limiting, neutralizing or preventing environmental pollution only in those cases where at least one of the following conditions is met: (a) the expenditure improves the safety or efficiency of an operating plant (or other productive assets); (b) the expenditure prevents or limits environmental pollution at operating facilities; or (c) the expenditure is incurred to prepare assets for sale and does not raise the assets’ carrying value above their estimated recoverable value.
The environmental related property, plant and equipment and the corresponding accumulated depreciation are disclosed in the consolidated financial statements together with the other elements that are part of the corresponding property, plant and equipment which are classified according to their accounting nature.
2.b.7) Provisions and contingent liabilities
The Group makes a distinction between:

i.	Provisions
Represent legal or assumed obligations arising from past events, the settlement of which is expected to give rise to an outflow of resources and whose amount and timing are uncertain. Provisions are recognized when the liability or obligation-giving rise to an indemnity or payment arises, to the extent that its amount can be reliably estimated and that the obligation to settle is probable or certain. Provisions include both obligations whose occurrence does not depend on future events (such as provisions for environmental liabilities and provision for hydrocarbon wells abandonment obligations); as well as obligations that are probable and can be reasonably estimated whose realization depends on the occurrence of future events that are out of the control of the Group (such as provisions for contingencies). The amount recorded as provision corresponds to the best estimate of expenditures required to settle the obligation, taking into consideration the relevant risks and uncertainties. See Note 15.

ii.	Contingent liabilities
Represent possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the Group, or present obligations arising from past events, the amount of which cannot be estimated reliably or whose settlement is not likely to give rise to an outflow of resources embodying future economic benefits. Contingent liabilities are not recognized in the consolidated financial statements, but rather are disclosed to the extent they are significant, as required by IAS 37, “Provisions, contingent liabilities and contingent assets”. See Note 32.
When a contract qualifies as onerous, the related unavoidable liabilities are recognized in the consolidated financial statements as provisions, net of the expected benefits.

Except for provisions for hydrocarbon wells abandonment obligations, where the timing of settlement is estimated on the basis of the work plan of the Group, and considering the estimated production of each field (and therefore its abandonment), in relation to other noncurrent provisions, it is not possible to reasonably estimate a specific schedule of settlement of the provisions considering the characteristics of the concepts included.
In relation to certain provisions and contingent liabilities, the Group, in accordance with the established exemption contemplated in IAS 37, has decided not to set forth certain critical information that could seriously impair it in the claims made by third parties.
2.b.8) Impairment of property, plant and equipment and intangible assets
To evaluate the impairment of property, plant and equipment and intangible assets, the Group compares their carrying value with their recoverable amount at the end of each year, or more frequently, if there are indications that an asset may be impaired or recovered.
In order to assess impairment, assets are grouped into CGU, whereas the assets do not generate cash flows that are independent of those generated by other assets or CGU, considering regulatory, economic, operational and commercial conditions.
The main CGUs into which assets have been grouped are indicated below:

i.	Upstream Segment
The assets included in this segment have been grouped into CGU Oil, which groups the assets of YPF fields with crude oil reserves, and CGU Gas – Neuquina Basin; CGU Gas – Noroeste Basin and CGU Gas – Austral Basin which group the assets of fields with natural gas reserves, according to Argentina’s basins.

ii.	Gas and Power Segment
The assets of this segment have been grouped into CGU Gas and Power YPF, which mainly includes the transportation, commercialization and regasification of natural gas; and CGU Metrogas, which includes assets related to natural gas distribution activities.
Likewise, until March 31, 2018, there was the CGU YPF EE, which included the assets related to the generation and commercialization of electric energy. See Notes 3 and 5.

iii.	Downstream Segment
The assets of this segment have been grouped in the CGU Downstream YPF, which mainly comprises the assets involved in crude oil refining (or supplementing that activity), the petrochemical industry and the marketing of such products.

iv.	Central Administration and Others
It includes the CGU AESA, which primarily comprises the assets used for construction purposes related to the activities of the subsidiary.
This aggregation is the best reflection of how the Group currently makes its assets management decisions for the generation of independent cash flows.
The recoverable amount is the higher of the fair value less costs of disposal and the value in use. In assessing the value in use, the estimated future cash flows are discounted to their present value using a rate that reflects the weighted average cost of capital employed for each CGU.
If the recoverable amount of a CGU is estimated to be less than its carrying amount, the carrying amount of the CGU is reduced to its recoverable amount, and an impairment loss is recognized in the consolidated statement of comprehensive income.
Any impairment loss is allocated to the assets comprising the CGU on a pro-rata basis based on their carrying amount. Consequently, the basis for future amortization will take into account the reduction in the value of the asset as a result of any accumulated impairment losses.

Upon the occurrence of new events or changes in existing circumstances, which prove that an impairment loss previously recognized could have disappeared or decreased, a new estimate of the recoverable amount of the corresponding asset is calculated to determine whether a reversal of the impairment losses recognized in previous fiscal years needs to be made. See Note 2.c.
In the event of a reversal, the carrying amount of the asset (or the CGU) is increased to the revised estimate of its recoverable amount so that the increased carrying amount does not exceed the carrying amount that would have been determined in case no impairment loss had been recognized for the asset (or the CGU) in the past.
2.b.9) Methodology used in the estimation of recoverable amounts
The methodology used to estimate the recoverable amount of property, plant and equipment and intangible assets consists of using the higher of: i) the calculation of the value in use, based on expected future cash flows from the use of such assets, discounted at a rate that reflects the weighted average cost of capital, and, if available, ii) the price that would be received in a regular transaction between market participants to sell the asset as of the date of these consolidated financial statements, less the disposal costs of such assets.
In the assessment of the value in use, cash flow forecasts based on the best estimate of income and expense available for each CGU using sector inputs, past results and future expectations of business evolution and market development are utilized. The most sensitive aspects included in the cash flows used in all the CGU are the purchase and sale prices of hydrocarbons (including applicable gas distribution fees), outstanding regulations, estimates of cost increases, personnel costs and investments.
The cash flows from Upstream assets are generally projected for a period that covers the economically productive useful lives of the oil and gas fields and is limited by the contractual expiration of the concession permits, agreements or exploitation contracts. The estimated cash flows are based on production levels, commodity prices and estimates of the future investments that will be necessary in relation to undeveloped oil and gas reserves, production costs, field decline rates, market supply and demand, contractual conditions and other factors. The unproved reserves are weighted with risk factors, based on the type of each one of the Upstream assets.
Downstream and Gas and Power cash flows are estimated on the basis of projected sales trends, contribution margins by unit, fixed costs and investment flows, in line with the expectations regarding the specific strategic plans of each business. However, cash inflows and outflows relating to planned restructurings or productivity enhancements are not considered. The projections’ evaluation horizon is 5 years, considering annual rent for the last period, based on the long useful life of these CGU assets.
The reference prices considered are based on a combination of projected prices available in those markets where the Group operates, also taking into consideration specific circumstances that could affect different products the Group commercializes and management’s estimations and judgments.

2.b.10) Employee benefit plans and share-based payments

i.	Retirement plan
Effective March 1, 1995, the Group has established a defined contribution retirement plan that provides benefits for each employee who elects to join the plan. Each plan member will pay an amount between 3% and 10% of his monthly compensation, and the Group will pay an amount equal to that contributed by each member.
The plan members will receive from the Group the contributed funds before retirement only in the case of voluntary termination under certain circumstances or dismissal without cause and, additionally, in case of death or incapacity. The Group has the right to discontinue this plan at any time, without incurring termination costs.

ii.	Objective performance bonus programs and performance evaluation programs
These programs cover certain of the Group’s personnel. These bonuses are based on compliance with corporate objectives, business unit objectives and individual performance. They are calculated considering the annual compensation of each employee, certain key factors related to the fulfillment of these objectives and the performance evaluation of each employee, and are paid in cash.

iii.	Share-based benefit plan
From the fiscal year 2013, YPF has decided to implement a share-based benefit plan. This plan, organized in annual programs, covers certain executive and management positions and key personnel or personnel with critical technical knowledge. The above-mentioned plan is aimed at aligning the performance of these personnel with the objectives of the strategic plan of the Company.
This plan consists in giving participation, through shares of the Company, to each selected employee with the condition of remaining in it for the previously defined period (up to three years from the grant date, hereinafter “service period”), being this the only necessary condition to access the agreed final retribution.
For accounting purposes, YPF recognizes the effects of the plans in accordance with the guidelines of IFRS 2, “Share-based Payment”. In this order, the total cost of the plans granted is measured at the grant date, using the fair value or market price of the Company’s share in the United States market. The above-mentioned cost is accrued in the Company’s net income for the year, over the vesting period, with the corresponding increase in Shareholders’ equity in the “Share-based Benefit Plans” account.
2.b.11) Revenue recognition
Revenue from ordinary activities arising from contracts entered into with customers
In compliance with IFRS 15, the Group has classified the main contracts with customers, as follows:

•	Contracts for the sale of fuel in consignment;

•	Contracts for the direct sale of fuel;

•	Contracts for the sale of natural gas;

•	Contracts and agreements for the sale of other refined products;

•	Construction contracts.
In the first four types of contracts, related to the sale of goods, income is recognized when the control of the goods is transferred to the customer. Even in the case of consignment contracts, revenue is not recognized until the good is sold to the intermediarys customer. It is emphasized that in these contracts there are no performance obligations that are separate or different from the delivery of goods.
In the case of the construction contracts, revenue is recognized considering the estimated final margin for each project that arises from technical studies on sales and the estimated total costs of each of them, as well as their physical progress. In this type of contracts, performance obligations are satisfied over time.

In accordance with the requirements of IFRS 15, revenues have been broken down by (i) type of good or service; (ii) sales channels, and (iii) target market, according to the reported business segments.
Revenue recognition related to Government incentive programs
The following are the main revenues that fall within the scope of the IAS 20 “Accounting for Government grants and disclosure of government assistance”:

•	Benefits from Stimulus program for the additional injection of natural gas and Stimulus program for investments in the natural gas production development from unconventional reservoirs.
They consist of economic compensation for the companies committed to increase their respective production. These incentives have been included in “Revenues” in the consolidated statement of comprehensive income.

•	Compensation for providing diesel to public transport of passengers at a differential price.
They consist of economic compensations to hydrocarbon producing and refining companies committed to ensuring the supply of diesel in the necessary volumes to meet domestic needs. These incentives have been included in “Revenues” in the consolidated statement of comprehensive income.

•	Benefits for the recognition of the financial cost generated by payment deferral by providers of the distribution service of natural and undiluted propane gas through networks.
They consist of financial compensations to distributors, sub-distributors, transporters and producers by recognizing the interest generated by the payment deferral granted to residential users of natural gas and undiluted propane gas through networks of 22% of the invoices issued from July 1, 2019 to October 31, 2019, was recovered from regular invoices issued from December 1, 2019 and for 5 monthly, equal and consecutive periods. These incentives have been included under “Net Financial Results” in the statement of comprehensive income.

•	Procedure to compensate for the lower income that Natural Gas Distribution Service Licensed Companies receive from their users.
Compensations received as a result of the application of benefits and/or discounts to users under the regulations in force regarding social tariffs of the natural gas distribution service through networks. The aforementioned incentives have been included under “Revenues” in the statement of comprehensive income.

•
Payment of the accumulated daily differences on a monthly basis between the price of gas purchased by Distributors and the natural gas price included in the tariff schemes effective from April 1, 2018 to March 31, 2019.

Argentine Government assumed the payment of the differences exclusively arising from exchange rate variations and corresponding to natural gas volumes delivered in such term. These incentives recognized by Metrogas have been included as reversals in “Costs” in the consolidated statement of comprehensive income. See Note 34.f.

•	Incentive for investment in capital goods, computers and telecommunications for domestic manufacturers.
It takes place through a fiscal bond, provided that manufacturers have industrial establishments located in Argentina, a requirement that is satisfied by the controlled company AESA. The bond received may be computed as a tax credit for the payment of national taxes (i.e., income tax, tax on minimum presumed income, VAT and domestic taxes) and may be transferred to third parties only one time. The incentives have been included in the item “Other net operating results” in the consolidated statement of comprehensive income.
Recognition of these incomes are made at their fair value when there is a reasonable certainty that incentives will be received and that regulatory requirements related therewith have been fulfilled.

2.b.12) Leases
As of fiscal year 2019, the Group registers its leases in accordance with IFRS 16.
The model introduced by this standard is based on the definition of lease, which is mainly related to the concept of control. IFRS 16 distinguishes between lease contracts and service contracts on the basis of whether an identified asset is under the customer’s control, which exists if the customer has the right to: i) obtain substantially all of the economic benefits from the use the asset; and ii) direct the use of the asset.
The Group recognized right-of-use assets and lease liabilities for 23,059 on January 1, 2019, date of initial application of IFRS 16, in the statement of financial position, measured at the present value of future payments.
The implementation of this standard had no effect on retained earnings as the Group applied the simplified model without restating any comparative figures, recognizing a right-of-use asset equal to the lease liability on the initial transition date.
The Group as lessee
Once the lease has been identified, the Group recognizes the following items:

•	Right-of-use assets, whose cost includes:

(a)	the amount of the initial measurement of the lease liability;

(b)	any rent paid to the lessor prior to the commencement date or on the same date, after discounting any incentive received for the lease;

(c)	the initial direct costs incurred by the lessee; and

(d)
an estimate of the costs to be incurred by the lessee in dismantling and eliminating the underlying asset, restoring the place where the underlying asset is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless such costs are incurred at the time of making of the inventories. The Group could incur in certain liabilities because of such costs either on the date of commencement of the term of the lease, or because of having used the underlying asset during a specified period.

Subsequently, the valuation of right-of-use of assets will be based on the cost model under IAS 16 “Property, Plant and Equipment” (recognizing therefore the depreciation in a straight-line during the extension of the lease, unless another systematic basis is more representative). Depreciation is estimated by the straight-line method based on the term of each lease contract, except where the useful life of the underlying asset is shorter.
In order to assess the impairment of right-of-use assets, the Group compares their carrying value with their recoverable amount at fiscal year end, or more frequently, if there are indicators that the amount of any given asset could have suffered an impairment, grouping assets into CGU and applying the guidelines under IAS 36, which are described in Notes 2.b.8 and 2.b.9.
Lease contracts in which the Group is the lessee mainly correspond to the lease of:

•
Exploitation equipment and facilities, which include equipment for installations and production equipment in reservoirs, such as drilling equipment, work-over and lifting pumps. The average term of these contracts is from 3 to 5 years, establishing minimum guaranteed payments based on the availability of these assets, and also variable payments estimated based on a rate per unit of use (Pesos per hour/day of use).

•	Machinery and equipment, which include:

i.
equipment for natural gas compression and generation of energy. The average term of these contracts is 3 years, featuring minimum payments based on the available power. Variable payments are calculated on the basis of a rate per generation unit;

ii.	regasification and gas liquefaction equipment. The average term of these contracts is 6 years, establishing a minimum guaranteed payment on the basis of the availability of these assets.

•	Transportation equipment, including:

i.	vessels and crafts for hydrocarbon transportation, whose average contract term is 3 years, establishing monthly guaranteed payments associated to the Group’s availability over such assets;

ii.
truck fleets with average contract terms of 3 years, for which variable payments are estimated based on a rate per unit of use (Pesos per kilometer travelled), featuring in some cases minimum payments associated to the availability of such assets.

•
Gas station lands and facilities, whose contracts include the lease of land and associated installations with average contract terms of 20 years and for which payments are determined based on a given quantity of fuel.

•	Land and buildings which include mainly:

i.
An underground reservoir and the land necessary to mount the surface installations necessary for the underground storage of natural gas, whose contract lasts for 4 years, for which there are minimum guaranteed quotas;

ii.	permits for the use of ports and land, for which there are minimum guaranteed quotas.
With regard to short-term leases and leases of low-value underlying assets, the Group continues recognizing them as expense for the fiscal year, in accordance with the option specified in the standard, except those that are capitalized. The Group did not identify any low-value leases other than those whose underlying asset corresponds to printers, cell phones, computers, photocopiers, among others, which are not material. Variable payments of leases related to the performance/use of the underlying asset are subject to the same accounting treatment. The total charges recorded in comprehensive income for the fiscal year and total capitalizations for short-term leases and leases of low-value and variable lease payments related to the underlying asset performance and/or use, amounts to 11,764 and 13,886 as of December 31, 2020 and 2019, respectively.
Payments of short-term leases, low-value leases and the variable charge related to the performances/use of the underlying assets are classified in the statement of cash flows in operating activities, except for those which are capitalized, which are classified as cash used in investing activities. Additionally, cash payments of principal and interest are disclosed as payments in cash flows used in financing activities.

•
Lease liabilities measured as the discounted aggregate amount of future lease payments. Considering the complexity of determining the implicit interest rate in the lease, the lessee’s incremental borrowing rate to the lease liabilities of the initial date of each contract is applied.

Lease liabilities include:

(a)	fixed payments (including in substance fixed payments), less any lease incentive receivable;

(b)	variable payments, which depend on an index or a rate, initially measured by using the index or rate on the effective date of the contract;

(c)	amounts that the lessee expects to pay as residual value guarantees;

(d)	the price for the exercise of a purchase option if the Group is reasonably certain to exercise that option; and

(e)	payment of penalties for terminating the lease, if the lease period reflects that the Group will exercise an option to terminate it (i.e., because there is a reasonable certainty thereon).
Subsequently, the Group increases the lease liability to reflect the accrued interest (and recognized in the comprehensive income statement), deducts the installments that are being paid from such liability and recalculates the book value to reflect any review, amendment to the lease or review of the so-called “in-substance” fix payments, by applying a revised discount rate, if applicable.

The Group revises the lease liability in the following cases:

(a)	when there is a change in the amount expected to be paid under a residual value guarantee;

(b)	when there is a change in future rental payments to reflect the variation of an index or an interest rate used to determine such rental payments (including, for example, a market rent review);

(c)
when there is a change in the term of duration of the lease as a result of a change in the non-cancellable period of the lease (for example, if the lessee does not exercise an option previously included in the determination of the lease period); or

(d)	when there is a change in the evaluation of the purchase option of the underlying asset.
During the fiscal year 2018, the Group applied the guidelines of IAS 17. The leases were classified as operating or financial leases, taking into account the economic substance of the contracts.

•	Operating leases
A lease was classified as an operating lease when the lessor did not transfer substantially to the lessee the entire risks and rewards incidental to ownership of the asset.
Costs related to operating leases were recognized on a straight-line basis in “Rental of real estate and equipment” and “Operation services and other service contracts” of the consolidated statement of comprehensive income for the fiscal year in which they arise.

•	Financial Leases
Leases were classified as financial when the lessor transferred to the lessee substantially all the risks and benefits inherent in the leased property.
The Group had no significant financial leases as they were defined by IAS 17.
The Group as lessor
The Group does not have any significant assets leased to third parties.
2.b.13) Net income per share
Net income per share is calculated by dividing the net income for the fiscal year attributable to YPF’s shareholders by the weighted average of shares of YPF outstanding during the fiscal year net of repurchased shares as mentioned in Note 29.
Diluted net income per share is calculated by dividing the net income for the fiscal year by the weighted average of shares outstanding, and when dilutive, adjusted for the effect of all potentially dilutive shares, including share options, on an as if they had been converted.
In computing diluted net income per share, income available to ordinary shareholders, used in the basic earnings per share calculation, is adjusted by those results that would result of the potential conversion into ordinary stock. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Diluted net income per share is based on the most advantageous conversion rate or exercise price over the entire term of the instrument from the standpoint of the security holder. The calculation of diluted net income per share excludes potential ordinary shares if their effect is anti-dilutive.
As of the date of the issuance of these consolidated financial statements, there are no YPF instruments outstanding that imply the existence of potential ordinary shares (taking into account the Company’s intent to cancel the share-based benefit plans through their repurchase in the market), thus the basic net income per share matches the diluted net income per share. See Note 30.

2.b.14) Financial liabilities
Financial liabilities are initially recognized at their fair value, net of the transaction costs incurred. Because the Group does not have financial liabilities whose characteristics require the recognition at their fair value, according to IFRS, after their initial recognition, financial liabilities are measured at amortized cost. Any difference between the financing received (net of transaction costs) and the repayment value is recognized in the consolidated statement of comprehensive income over the life of the related debt instrument, using the effective interest rate method.
The Group eliminates a financial liability (or a part thereof) from its statement of financial position when it has been extinguished, i.e., when the obligation specified in the corresponding contract has been paid or canceled, or has expired.
The Group will account for a swap of financial instruments with substantially different conditions by eliminating the original financial liability and registering a new financial liability. Similarly, the Group will account for a substantial change in the current conditions of an existing financial liability or part of it as a cancellation of the original financial liability and the recognition of a new financial liability.
At the closing of these consolidated financial statements, the Group’s financial liabilities at amortized cost include accounts payable, other liabilities, loans and lease liabilities.
2.b.15) Taxes, withholdings and royalties
Income tax and tax on minimum presumed income
The Group recognizes accounting charges for income tax by applying the deferred tax method, which considers the effect of temporary differences between the carrying amount of an asset or a liability and its tax base and the tax loss carryforwards and other tax credits, which may be used to offset future taxable income, at the statutory rate then in force, at the time of its use or reversion.
Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
Tax expense for the fiscal year includes current and deferred income tax. Income tax is recognized in the consolidated statement of net income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, the tax is also recognized in other comprehensive income or directly in equity, respectively.
Tax expense is calculated on the basis of the tax laws enacted or substantially enacted at the date of the fiscal year end, in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Group establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
According to the amendments introduced by the Argentine Tax Reform Law No. 27,430 published in the BO on December 29, 2017:
i) The general income tax rate was reduced from 35% for fiscal year 2017, to 30% for fiscal years 2018 and 2019, and to 25% for those fiscal years beginning January 1, 2020 onwards. On December 23, 2019, Law No. 27,541 on Social Solidarity and Recovery of the Productive Sector was published in the BO (see Note 34.j) which suspended the reduction in the income tax rate from 30% to 25% until fiscal years beginning on January 1, 2021, included. Accordingly, although the gradual changes of the income tax rate were not applicable to the measurement of the current tax, the main accounting impact of the new regulations ocurred in the measurement of deferred assets and tax liabilities. See Note 16.

ii) The regulation establishes that, at the option of the companies, tax revaluation of assets is permitted for assets located in Argentina and that are affected to generation of taxable profits. The special tax on the amount of the revaluation depends on the asset, being 8% for real estate not classified as inventories, 15% for real estate classified as inventories, 5% for shares, quotas and equity interests owned by individuals and 10% for the rest of the assets. The gain generated by the revaluation is exempted according to article 291 of Law 27,430, and separately, the additional tax generated by the revaluation is not deductible.
On March 28, 2019, the Company adhered to the tax revaluation established in Law No. 27,430 for the “Mines, quarries, forests and analogue assets” category, establishing a special tax of 4,562. The adherence will allow a higher deduction of the depreciation of the assets revaluated in the income tax, and therefore will affect the recording of the deferred income tax. See Note 16.
Additionally, determining of taxable profit on minimum presumed income was calculated by applying the current 1% tax rate to taxable assets as of the end of each year. This tax supplemented income tax. The tax liability coincided with the higher of the determination of tax on minimum presumed income and the Group’s tax liability related to income tax, calculated applying the current income tax rate to taxable income for the year. However, if the tax on minimum presumed income exceeded income tax during one tax year, such excess could be computed as prepayment of any income tax excess over the tax on minimum presumed income that could be generated in the next 10 years. It is worth mentioning that it was overruled for the years beginning on January 1, 2019, as established by Law No. 27,260.
Personal assets tax – Substitute responsible
Individuals and foreign entities, as well as their undistributed estates, regardless of whether they are domiciled or located in Argentina or abroad, are subject to personal assets tax of 0.50% of the value of any shares or ADS issued by Argentine entities. The tax is levied on the Argentine issuers of such shares or ADS, such as YPF, which must pay this tax in substitution of the relevant shareholders, and is based on the equity value (following the equity method), or the book value of the shares derived from the latest financial statements at December 31 of each year. Pursuant to the Personal Assets Tax Law, the Group is entitled to seek reimbursement of such paid tax from the applicable shareholders, using the method the Group considers appropriate.
Royalties and withholding systems for hydrocarbon exports
A 12% (or 15%, if applicable) royalty is payable on the value at the wellhead of crude oil production and the commercialized natural gas volumes, on the wellhead value of such products, which is similar to the final sales price less transportation and storage costs.
Pursuant to the extension of the original terms of exploitation concessions, the Group has agreed to pay an extraordinary production royalty and in some cases a royalty of 10% is payable over the production of unconventional hydrocarbons.
Royalty expense and extraordinary production royalties are accounted for as a production cost.
Additionally, the Group is subject to the withholding regimes for hydrocarbon exports outlined in Note 34.d.
2.b.16) Shareholders’ equity accounts
Shareholders’ equity accounts have been valued in accordance with accounting principles in effect as of the transition date. The accounting transactions that affect shareholders’ equity accounts were accounted for in accordance with the decisions adopted in the Shareholders’ meetings and legal standards or regulations.

Subscribed capital stock and adjustments to contributions
Consists of the shareholders’ contributions represented by shares and includes the outstanding shares at face value net of treasury shares mentioned in the following paragraph “Treasury shares and adjustment to treasury shares”. The subscribed capital account has remained at its nominal value and the adjustment derived from said monetary restatement required by previous accounting principles (the Argentine Accounting Principles) is disclosed in the “Adjustments to contributions” account.
The adjustment to contributions cannot be distributed in cash or in kind, but is allowed its capitalization by issuing shares. In addition, this item may be used to compensate for accumulated losses.
Treasury shares and adjustments to treasury shares
Corresponds to the reclassification of the nominal value and the corresponding adjustment for inflation (Adjustment to Contributions) of shares issued and repurchased by YPF in market transactions, as is required by the CNV regulations in force.
Share-based benefit plans
Corresponds to the balance related to the share-based benefit plans as mentioned in Note 2.b.10.iii.
Acquisition cost of treasury shares
Corresponds to the cost incurred in the acquisition of the shares that YPF holds as treasury shares. Additionally, see Note 29. Considering CNV regulations RG No. 562, the balance of this account restricts the distribution of retained earnings.
Share trading premium
Corresponds to the difference between accrued amount in relation to the share-based benefit plans and acquisition cost of the shares settled during the fiscal year in relation with the mentioned plans.
Considering the debit balance of the premium, distribution of retained earnings is restricted by the balance of this premium.
Issuance premiums
Corresponds to the difference between the amount of subscription of the capital increase and the corresponding face value of the shares issued.
Legal reserve
In accordance with the provisions of LGS, YPF has to appropriate to the legal reserve no less than 5% of the algebraic sum of net income, prior year adjustments, and transfers from other comprehensive income to retained earnings and accumulated losses from previous years, until such reserve reaches 20% of the subscribed capital plus adjustment to contributions. As of December 31, 2020, the legal reserve has been fully integrated, amounting to 2,007.
Reserve for future dividends
Corresponds to the allocation made by the YPF’s Shareholders’ meeting, whereby a specific amount is transferred to the reserve for future dividends.
Reserve for investments and reserve for purchase of treasury shares
Corresponds to the allocation made by the YPF’s Shareholders’ meeting, whereby a specific amount is being assigned to be used in future investments and in the purchase of YPF’s shares to meet the obligations arising from share-based benefit plan described in Note 2.b.10.iii.
Other comprehensive income
Includes income and expenses recognized directly in equity accounts and the transfer of such items from equity accounts to the income statement of the fiscal year or to Retained earnings, as defined by IFRS.

Retained earnings
Includes accumulated profits or losses without a specific appropriation that being positive can be distributed upon the decision of the Shareholders’ meeting, while not subject to legal restrictions.
Additionally, it includes the net income of previous years that was not distributed, the amounts transferred from Other comprehensive income and adjustments to income of previous years produced by the application of accounting standards.
Additionally, pursuant to the regulations of the CNV, when the net balance of Other comprehensive income account is positive, it will not be distributed or capitalized nor used to compensate accumulated losses, but will be computed as part of retained earnings in order to make comparisons to determine the situation of the Company in relation to sections 31, 32 and 206 of the LGS, or other legal or regulatory rules making reference to limits or ratios with capital and reserves, not specifically and expressly provided for under CNV Rules. When the net balance of these results at the end of a fiscal year is negative, a restriction on the distribution of retained earnings for the same amount will be imposed.
Non-controlling interest
Corresponds to the interest in the net assets of Metrogas (30%) and YTEC (49%), representing the rights on shares that are not owned by YPF.
2.b.17) Derivative financial instruments and hedge transactions
Derivative financial instruments are recognized at fair value. The method of recognizing the resulting profit or loss depends on whether the derivative is designated as a hedge instrument, and, if so, the nature of the item being hedged.
The Group manages exposures to several risks using different financial instruments. The Group does not use derivative financial instruments for speculative purposes.
The Group’s policy is to apply hedge accounting to hedging relationships where it is both permissible and practical under IFRS 9, and its application reduces volatility. Transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IFRS 9.

•	During the fiscal year ended December 31, 2020, the Group entered into term purchase transactions for dollars and grains and has not applied hedge accounting.

•
During the fiscal year ended December 31, 2019, the Group conducted operations with forward dollars - Swiss francs contracts and entered into term purchase transactions for dollars and has not applied hedge accounting.

•	During the fiscal year ended December 31, 2018, the Group entered into term purchase transactions for dollars and has not applied hedge accounting.
Profit or losses from these derivative financial instruments are classified as “Other financial results”, in the statement of comprehensive income.
Fair values of derivative financial instruments that are traded in active markets are computed by reference to market prices. The fair value of derivative financial instruments that are not traded in an active market is determined using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each fiscal year.
2.b.18) Trade receivables and other receivables
Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.
Under IFRS 9, a provision for bad debt is created by preparing a matrix per category and grouping the assets based on the type of customer: i) related parties, ii) public sector and iii) private sector. These groups were subsequently divided into sub-groups based on special characteristics indicative of the repayment capacity, such as i) payment arrears, ii) existence of guarantees and iii) existence of a legal proceeding already initiated or in process of initiation for collection purposes, among others. Once each group was defined, an expected bad-debt rate is assigned based on historical default rates adjusted to future economic conditions.

The carrying amount of the assets is reduced through the use of the provision account, and the amount of the loss is recognized in the statement of comprehensive income within “Selling expenses”, as well as subsequent recoveries.
As IFRS 9 became effective, on January 1, 2018, the Group has retroactively applied the changes in the standard, without restating the comparative amounts. Therefore, the difference between the previous accounting amounts and the new initial amounts resulting from the initial application of the standard were recognized as an adjustment in the “Retained Earnings” as of such date. The implementation of the impairment method introduced by the standard generated a loss of 425 with the consequent effect on the deferred tax of 127. The net effect shown in the statement of changes in shareholders’ equity was 298, not being significant for the financial position and/or performance of the Group.
2.b.19) Cash and cash equivalents
In the statement of cash flow, cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquidity investments with original maturities of 3 months or less. They do not include bank overdrafts.
2.b.20) Dividends distribution
Dividends payable by the Group are recognized as liabilities in the fiscal year in which they are approved.
2.b.21) Business combinations
Business combinations are accounted for by applying the acquisition method when the Group takes effective control over the acquired company.
The Group recognizes in its financial statements the identifiable assets acquired, the liabilities assumed, any non-controlling interest and goodwill, if any, in accordance with IFRS 3.
The acquisition cost is measured as the sum of the consideration transferred, measured at fair value at its acquisition date and the amount of any non-controlling interest in the acquired entity. The Group will measure the non-controlling interest in the acquired entity at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s identifiable net assets.
If the business combination is achieved in stages, the Group will remeasure its previously held equity interest in the acquired entity at its acquisition date fair value and recognize a profit or loss in the statement of comprehensive income.
The goodwill cost is measured as the excess of the consideration transferred over the identifiable assets acquired and liabilities assumed net by the Group. If this consideration is lower than the fair value of the assets identifiable and liabilities assumed, the difference is recognized in the statement of comprehensive income.
IFRS 3 authorizes a term of 12 months from the acquisition date to complete the measurement process of a business combination. When this is not recorded at the closing of the fiscal year in which the business combination takes place, the Group reports provisional amounts.
2.b.22) Total or partial disposal of foreign operation whose functional currency is other than the dollar
On the disposal of a foreign operation (a disposal of the Group’s entire interest, or a partial disposal involving loss of control over a subsidiary), all of the translation differences accumulated in equity in respect of that operation attributable to the equity holders of the Company are reclassified to profit or loss of that fiscal year.
In the case of a partial disposal that does not result in the Group losing control over a subsidiary that includes a foreign operation, the proportionate share of accumulated translation differences is reclassified to non-controlling interest and are not recognized in profit or loss.
Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated using the closing rate. Translation differences arising are recognized in Other comprehensive income.
2.b.23) Segment Information
Operating segments are reported in a manner consistent with the internal reporting provided to the top authority decision-maker, who is the person responsible for allocating resources and assessing the performance of the operating segments. Operating segments are described in Note 5.

2.b.24) Assets held for disposal and related liabilities
An asset (or group of assets) is classified as held for disposal together with its related liabilities when the Group is expected to recover their value by means of a sale transaction (rather than through use) and where such sale is highly probable. In the event that the Group is engaged in a disposal plan, which involves the loss of control of a subsidiary, it will classify the assets and liabilities of such subsidiary as held for disposal provided that they comply with the criteria required by the IFRS 5 and its interpretations, regardless of whether the Group withholds a non-controlling interest in its former subsidiary after the transaction.
In order to apply the above classification, the asset (or group of assets) must be available for its immediate disposal or dilution in its current conditions, exclusively subject to the usual and habitual terms for the disposal or dilution of this asset (or group of assets).
For the transaction to be highly probable the appropriate level of Management or Board of Directors of the Company must be committed to a plan and an active program must have been actively initiated. In addition, the disposal of the asset (or groups of assets) must be actively negotiated at a reasonable price in relation to its or their current fair value. Moreover, the transaction must also be expected to meet the conditions for recognition as a completed disposal within one fiscal year after the classification date, with the exceptions permitted by IFRS 5, and the activities required to complete the plan should indicate that it is unlikely that significant changes are made to the plan or that it will be canceled.
Assets classified as held for disposal will be measured at the lower of their carrying amount or fair value less sale-related costs.
As of December 31, 2020, the Group classified certain assets of property, plant and equipment as assets held for disposal.
As of December 31, 2019, there were no assets held for disposal.
As of December 31, 2018, the Group classified certain areas as assets held for disposal. See Note 3.
2.b.25) Borrowing costs
Borrowing costs that are directly attributable to the acquisition, construction or production of suitable assets for which a prolonged period is required in order to place them in the conditions required for their use or sale, are capitalized as part of the cost of those assets until the assets are substantially ready for use or sale. Interests are capitalized according to the average debt rate of the Group. Foreign exchange differences for loans in foreign currency are capitalized if they are considered an adjustment to interest costs. The rest of the borrowing costs are recognized as expenses in the period in which they are incurred.
2.b.26) New standards issued
As required by IAS 8 “Accounting policies, changes in accounting estimates and errors”, below is a summary of the standards or interpretations issued by the IASB, whose application is mandatory as of the closing date of these consolidated financial statements, as well as of those whose application has not been mandatory as of the closing date of these consolidated financial statements and have, therefore, not been adopted by the Group.
Those standards or interpretations issued by the IASB, the application of which is mandatory as of the closing date of these consolidated financial statements, have been adopted by the Group, if applicable

•	Amendments to IFRS 3 – Business combinations
In October 2018, the IASB has issued Definition of a Business (Amendments to IFRS 3), aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after 1 January 2020. Early application is allowed.
Table of Contents

The amendments:

•
clarify that to be considered a business, an acquired set of activities and assets must include, at least, an input and a substantive process that together significantly contribute to the ability to create outputs;

•	remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs;

•	add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;

•	narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs; and

•	add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.
The adoption of this amendment has had no effect on the consolidated financial statements of the Group.

•	Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors” – Definition of material
In October 2018, the IASB issued amendments that are applicable to fiscal years beginning on or from January 1, 2020, allowing for its anticipated application.
The amendments to the definitions of “material” or “with relative importance” seek to unify the definition of such concepts to the definitions of Conceptual Framework, also amended in 2018.
The adoption of this amendment has had no effect on the consolidated financial statements of the Group.

•	Amendments to References to the Conceptual Framework for Financial Reporting
In March 2018, the IASB issued the revised Conceptual Framework applicable to annual periods beginning on or after January 1, 2020. This revision process did not imply a substantial change in the set of definitions, concepts and guidelines used as a basis for preparing financial information, therefore, there were no effects on the Group’s financial statements.

•	Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest Rate Benchmark Reform Phase 1
In September 2019, the IASB issued amendments that are applicable to fiscal years beginning on or from January 1, 2020, allowing for its early application.
Given the uncertainty caused by the “Interest Rate Benchmark reform”, which suggests replacing interbank offer rates with alternative benchmark free-risk rates, the IASB considered the effects this may have on the specific hedging accounting requirements under IFRS 9 and IAS 39 which require an analysis with a forward-looking approach.
Thus, the amendments modify these requirements by applying hedge accounting, for entities to apply them assuming that the interest rate benchmark is not modified as a result of the aforementioned interest rate reform.
The adoption of this amendment has had no effect on the consolidated financial statements of the Group because it does not carry out this type of hedging.
Standards or interpretations issued by the IASB, the application of which is not mandatory as of the closing date of these consolidated financial statements and which, therefore, have not been adopted by the Group

•	IFRS 17 – Insurance contracts
The IFRS 17 issued in May 2017 is applicable to those fiscal years beginning on or after January 1, 2021, allowing its early application and replacing IFRS 4.
The Group anticipates that this standard will have no effects on its financial statements because it does not provide this type of services.

•	Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture
In September 2014, the IASB amended IFRS 10 and IAS 28 to clarify that in transactions involving a controlled company, the extent of the profit or loss to be recognized in the financial statements depends on whether the sold or contributed controlled company is considered a business in accordance with IFRS 3.
On August 10, 2015, the IASB issued a proposal to postpone the effective date of these changes indefinitely depending on the outcome of its research project on accounting by the equity method, which was approved on December 17, 2015.

•	Amendments to IAS 1 – Classification of liabilities
In January 2020, the IASB issued amendments to IAS 1 in relation to the classification of liabilities into current and non-current, which are retroactively applicable for fiscal years beginning on January 1, 2022, included, (date which was extended to January 1, 2023) and allow for their earlier application.
The amendments clarify that liabilities classification as current or non-current:

•
Must be based on existing rights at the end of the reporting period to defer settlement by at least twelve months and make explicit that only rights in place “at the end of the reporting period” should affect the classification of a liability.

•	Is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability.
It also clarifies that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.
The Group anticipates that the implementation of these amendments will have no significant impact on its financial statements, though is currently evaluating the impact.

•	Amendments to IAS 16 – Proceeds before intended use
In May 2020, the IASB issued amendments that are applicable for fiscal years beginning on or after January 1, 2022, allowing their early application.
Following the amendment to IAS 16, an entity may not deduct from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating. The proceeds from selling any such items, and the production cost of those items, will be recognized in the comprehensive income for the corresponding period. Entities shall disclose separetely the amounts of proceeds and costs, that relate to items that do not proceed from the entity’s ordinary activities.
The amendment also clarifies that an item of property, plant and equipment is in said preparation and testing process when assesing the technical and physical performance of the asset. Therefore, an asset may be able to operate in the manner intended by Management and consequently be subject to depreciation before it has reached the level of operating performance expected by Management.
According to the variables present at the end of the reporting period, the Group expects that the implementation of these amendments will have no significant impact on its financial statements.

•	Amendments to IAS 37 – Onerous Contracts
In May 2020, the IASB issued amendments that are applicable for fiscal years beginning on or after January 1, 2022, allowing their early application.

The amendment clarifies the meaning of “cost of fulfilling a contract” for the purpose of assessing whether the contract is onerous. The direct cost of fulfilling a contract consists of both the incremental cost of fulfilling that contract (for example, direct labour and materials), as well as an allocation of other costs that relate directly to fulfilliment of contracts (for example, an allocation of the depreciation charge for an item of property, plant and equipment used to fulfill that contract).
The amendment also clarifies that an entity must recognize any impairment loss that has occurred in the assets used to fulfill the contract before recording an onerous loss and when determining such onerosity, the present obligation under an existing contract must be considered, and therofore, does not recognize future operating losses.
According to the variables present at the end of the reporting period, the Group expects that the implementation of these amendments will have no significant impact on its financial statements.

•	Amendments to IFRS 3 – Reference to the Conceptual Framework
In May 2020, the IASB issued amendments that are applicable for fiscal years beginning on or after January 1, 2022, allowing their early application.
After updating the reference that the Standard makes to the 2018 Conceptual Framework on the definition of the concepts of assets and liabilities in a business combination, its application could change which assets and liabilities that meet the requirements for recognition in a business combination. In some of these cases, the post-acquisition accounting required by other IFRS Standards could lead to immediate derecognition of assets or liabilities recognised in a business combination, resulting in so called “Day 2 gains or losses” that do not depict an economic gain or loss.
To remedy this situation, the new exception in IFRS 3 for liabilities and contingent liabilities specifies that, for some types of liabilities and contingent liabilities, an entity applying IFRS 3 should refer to IAS 37 “Provisions, contingent liabilities and contingent assets”, or IFRIC 21 “Levies”, instead of the 2018 Conceptual Framework. It has also been clarified that the acquirer must not recognize contingent assets on the acquisition date as defined in IAS 37.
The Group expects that the implementation of these amendments will have no significant impact on its financial statements.

•	Amendments to IFRS 16 –COVID-19 Related rent concessions
In May 2020, the IASB issued amendments that are applicable for fiscal years beginning on or after June 1, 2020, allowing their early application.
A lessee may elect to account for any change in lease payments as a consequence of the COVID-19 pandemic, arising from rent concession the same way it would account for the change applying IFRS 16 if the change were not a lease modification.
This option applies only to rent concessions occurring as a direct consequence of the COVID-19 pandemic and only if all of the following conditions are met:
(a) the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change;
(b) any reduction in lease payments affects only payments originally due or before June 30, 2021 (for example, a rent concession would meet this condition if it results in reduced lease payments on or before June 30, 2021, and increased lease payments that extend beyond June 30, 2021); and
(c) there is no substantive change to other terms and conditions of the lease.
The Group expects that the implementation of these amendments will have no significant impact on its financial statements.

•	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 17 and IFRS 16 – Interest Rate Benchmark Reform Phase 2.
On August 2020, the IASB issued amendments applicable to fiscal years beginning on or after January 1, 2021, allowing for their early application.
The purpose of these amendments is to provide entities with practical solutions to deal with the effects of the transition to alternative benchmark interest rates, when they generate changes in contractual cash flows or in the hedging relationships.
The amendments issued take place in the following key areas:

•
Financial assets, financial liabilities and lease liabilities: a practical solution was issued for financial assets and liabilities measured at amortized cost which are modified as a direct consequence of the interbank benchmark interest rate reform. As a practical solution, the IASB establishes that these amendments are not to be treated as specified under IFRS 9 for changes to contractual cash flows, but rather as established under such standard for assets and liabilities at variable rate. This accounting treatment comprises the prospective revaluation of these financial instruments at the revised effective interest rate. This only applies when the change is a direct consequence of the rate reform and the basis used to determine the cash flows is economically equivalent to the basis immediately preceding rate replacement. In the case of lease liabilities revalued based on an interest rate that is being replaced with an alternative interest rate, a similar treatment is proposed.

•
Hedges: The IASB issued further practical solutions in addition to those issued in Phase 1, seeking to prevent the benchmark rate reform from discontinuing hedge accounting or the designation of a new relationship of this type. The hedging relationships (and related documentation) must be amended to reflect the effects on i) the hedged item, ii) the hedging instrument and iii) the hedged risk. Any valuation adjustments resulting from the amendments are recognized as part of the inefficiency.

•
Disclosure: The information disclosed must allow the user to understand the nature and extent of the risks to which the entity is exposed and how those risks generated by the interbank benchmark rate reform will be managed. The progress and management of the transition to alternative benchmark rates is also required to be informed.

The Group expects that the implementation of these amendments will have no significant impact on its financial statements because it does not have significant financial instruments under this kind of interest rate at the end of the informed year.

•	Anual improvements to IFRS – Standards 2018-2020
In May 2020, the IASB issued the 2018-2020 cycle of annual improvements that are applicable for fiscal years beginning on or after January 1, 2022, allowing their early application.
A summary of the main modified standards and their purpose follows:

Standard	Amended Subject	Detail
IFRS 1 “First-time adoption of IFRS”	Subsidiary as a First-time IFRS adopter
When a subsidiary becomes a first-time adopter later than its parent company, it may elect to measure its assets and liabilities according to how their parent measured them in their consolidated financial statements, based on the parent´s date of transition to IFRSs (without considering consolidation adjustments and for the purposes of the business combination for which the parent company acquired the subsidiary). After the amendment, this exception is extended to accumulated translation differences.

A similar election is available to an associate or joint venture.

IFRS 9 “Financial Instruments”	Fees in the “10 per cent” Test for Derecognition of financial liabilities
An entity must derecognise the original financial liability and recognise a new financial liability when, among other requirements, there is a substantial modification of the terms of an existing financial liability.

The terms are substantially different if the discounted present value of the cash flows under the new terms using the original effective interest rate is at least 10% different from the discounted present value remaining cash flows of the original financial liability, including any fees paid net of any fees received in the 10 per cent test. The amendment clarifies that when determining this value, only the items paid or received between the borrower and the lender are included, including those paid or received by one or the other on behalf of the other.

IFRS 16 “Leases”	Illustrative examples- Lease incentives	Reimbursement relating to leasehold improvements is removed from illustrative Example 13.

IAS 41 “Agriculture”	Taxation in fair value measurements	Paragraph 22 was amended to remove the requirement to exclude cash flows for taxation when measuring fair value, as to aline the requirements in IAS 41 on fair value measurements with those in IFRS 13 “Fair Value Measurement”.
The Group expects that the implementation of these amendments will have no material impact on its financial statements.
Additionally, amendments have been issued to IFRS 4 and IFRS 17 “Insurance contracts”, which were not included as they are not applicable to the Group since it does not carry out related activities.
2.c) Accounting Estimates and Judgments
The items in the financial statements and areas which require the highest degree of judgment and estimates in the preparation of these financial statements are:
Crude oil and natural gas reserves
Estimating crude oil and gas reserves is an integral part of the Group’s decision-making process. The volume of crude oil and gas reserves is used to calculate depreciation using the unit of production ratio and to assess the impairment of the capitalized costs related to the Upstream assets (see Notes 2.b.8 and 2.b.9 and the last paragraph of this Note).
The Group prepares its estimates of crude oil and gas reserves in accordance with the rules and regulations established for the crude oil and natural gas industry by Rule 4-10 (a) of Regulation S-X of the SEC.
Provision for litigation and other contingencies
The final costs arising from litigation and other contingencies, and the perspective given to each issue by the Management of the Company may vary from their estimates due to different interpretations of laws, contracts, opinions and final assessments of the amount of the claims. Changes in the facts or circumstances related to these types of contingencies and the strategy defined in each case can have, consequently, a significant effect on the amount of the provisions for litigation and other contingencies recorded or the perspective given by the Management of the Company.

Provision for environmental costs and obligations for the abandonment of hydrocarbon wells
Given the nature of its operations, the Group is subject to various laws and regulations relating to the protection of the environment. These laws and regulations may, among other things, impose liability on companies for the cost of pollution cleanup and environmental damages resulting from operations. YPF management believes that the Group’s operations are in substantial compliance with laws and regulations of Argentina and the countries where the Group operates, relating to the protection of the environment as such laws have historically been interpreted and enforced.
The Group periodically conducts new studies to increase its knowledge of the environmental situation in certain geographic areas where it operates in order to establish the status, cause and necessary remediation of a given environmental issue and, depending on its years of existence, analyze the Argentine Government’s possible responsibility for any environmental liabilities existing prior to December 31, 1990. The Group cannot estimate what additional costs, if any, will be required until such studies are completed and evaluated; however, provisional remedial actions or other measures may be required.
In addition to the hydrocarbon wells abandonment legal obligation, provisions have been made for environmental liabilities whose evaluations and/or remediations are probable and can be reasonably estimated, based on the Group’s existing remediation program. Legislative changes, on individual costs and/or technologies may cause a re-evaluation of the estimates. The Group cannot predict what environmental legislation or regulation will be enacted in the future or how future laws or regulations will be administered. In the long-term, these potential changes and ongoing studies could materially affect the Group’s future results of operations.
The main guidelines on the provision for the obligations for the abandonment of hydrocarbon wells are set forth in detail in Note 2.b.6.
Income tax and deferred income tax
The proper assessment of income tax expenses depends on several factors, including interpretations related to tax treatment for transactions and/or events that are not expressly provided for by current tax law, options established by the law or its regulations, as well as estimates of the timing and realization of deferred income taxes. Also, the Group evaluates if the tax authority will accept an uncertain tax treatment. Additionally, the current collection and payment of income tax expenses may differ from these estimates due to, among others, changes in applicable tax regulations and/or their interpretations, as well as unanticipated future transactions affecting the Group’s tax balances. See Note 16.
Provision for impairment of property, plant and equipment
The methodology used in estimating the recoverable amount of property, plant and equipment is detailed in Notes 2.b.8 and 2.b.9.
The determination of whether an asset is impaired, and by how much, involves management’s estimates of highly uncertain matters such as the effects of inflation and deflation on operating expenses, discount rates, production profiles, reserves and future prices of the products, including the prospects of supply and demand conditions of the world or regional market for crude oil, natural gas and refined products, all of which affects the prices taken into account in the projection. Consequently, for oil and natural gas assets, the expected future cash flows are determined using management’s best estimate of future oil and natural gas prices and production volumes and reserves. The foregoing implies the use of estimates about future commodity prices, production and development costs, field decline rates, current tax regimes and other factors. These estimates and the management judgment on which the estimates of expected cash flows are based are subject to changes as new information becomes available. Changes in economic conditions may also affect the rate used to discount future cash flow estimates.

In general, the Group does not consider temporarily low (or high) prices or margins as an impairment indicator (or reversal of an impairment charge). The impairment assessment mainly reflects long-term oil and natural gas prices that are consistent with intermediate points between the maximum and minimum ranges observed in the market and that are in the range of price forecasts published by third-party experts of the industry and government agencies, within which are the long and short term projections of the US Energy Information Administration and the Brent crude forward curve. The assumptions of future prices used by the Management of the Company tend to be stable because it does not consider short-term increases or decreases in prices to be indicative of long-term levels, but they are subject to change. Additionally, oil prices do not rise above the historical oil prices observed in the past, applied to projected future production volumes. Gas prices correspond to the average weighted price per basin and channel, determined according to current contracts and regulations and the market’s supply and demand.
In relation to the gas market, incentive schemes were established in recent years in order to increase the total injection of natural gas. In particular, in 2018 and 2019, an excess in the supply from the increased production on unconventional fields with respect to the domestic demand was observed at specific times of the year, an unusual situation in the past, which affected natural gas production due to the temporary shutdown of wells, as well as to the reinjection of the hydrocarbon. This situation generated a reduction in natural gas sales price in the domestic market, which generated a drop in gas production due to the lack of incentives to develop projects. Consequently, on November 16, 2020, the National Government published in the BO the Plan for the Promotion of Argentine Natural Gas Production 2020-2024 (“GasAr Plan”) with the aim of making viable investments to increase the production of natural gas in all the country’s basins and satisfy the hydrocarbon needs of the domestic market. See Note 34.g.
For the fiscal year ended December 31, 2018, the Group recognized a reversal in the charge for impairment of the value of its assets for the CGU Oil of 39,837 and an impairment charge of property, plant and equipment, mainly for the CGU Gas – Neuquina Basin of 28,326 and CGU Gas – Austral Basin of 8,246.
The reversal of impairment charge of the CGU Oil assets is mainly due to the increase in oil reserves coupled with estimated cost improvements, all of which is mainly set off by: (i) the rise in the discount rate as a result of the higher country risk and cost of debt and (ii) larger investments associated to higher reserves contemplated in cash flow. All the foregoing taking into account the book value of assets as of December 31, 2018, affected by the deprecation charges for the fiscal year and the investments made, among others.
The impairment of the CGU Gas – Neuquina Basin and CGU Gas – Austral Basin assets arises from a combination of multiple factors, mainly from the anticipated reduction in gas market prices due to the lower sales price to distributors and power plants (see Note 34.f) and the higher discount rate due to higher country risk and cost of debt, all of which is partially set off by a reduction in operating costs.
The discount rate after taxes used as of December 31, 2018 was 10.94% for 2019 and 11.19% for 2020 and thereafter, the recoverable value after taxes as of such date of the CGU Oil, CGU Gas – Neuquina Basin and CGU Gas – Austral Basin are 254,549, 108,509 and 8,606, respectively.
For the fiscal year ended December 31, 2019, the Group recognized an impairment charge of property, plant and equipment, mainly for the CGU Gas – Neuquina Basin of 40,561 (30,421 net of the income tax effect), generated among others by the fall in gas prices (and liquids) due to the situation that the market was going through both globally and, by specific dynamics, at the local level. The aforementioned affected the investments and activity, generating the impairment of the related assets by the recorded charge.
The discount rate after taxes used as of December 31, 2019 was 12.14% for 2020 and 2021 and 12.39% for 2022 and thereafter, being the recoverable value after taxes of the CGU Gas – Neuquina Basin of 139,361 as of such date.

During the year 2020, the Group has continuously monitored business perspectives in the market it operates. Specifically, in the local market of natural gas a reduction in natural gas sales price in the domestic market is observed which deepened as of the second quarter of 2020, mainly due to lower sales prices to distributors and lower prices obtained on gas’s biddings on the power plants channel.
In the second quarter of 2020, based on the background and the method mentioned above, the Group recognized an impairment charge of property, plant and equipment, mainly for the CGU Gas – Neuquina Basin of 49,170 (36,877 net of the income tax effect) and for the CGU Gas – Austral Basin of 8,126 (6,095 net of the income tax effect), generated, mainly, by the expected fall in gas prices due to the situation the market was going through at global level, and also, to the specific dynamics mentioned above, at the domestic level.
Subsequently, during the fourth quarter of 2020, mainly from the previously mentioned launch of GasAr Plan, expectations related to the development of gas projects were modified. Consequently, in this quarter, the Group recognized a reversal of the impairment charge of property, plant and equipment, mainly for the CGU Gas – Neuquina Basin of 58,463 (43,848 net of the income tax effect) and for the CGU Gas – Austral Basin of 7,706 (5,780 net of the income tax effect). The reasons for the reversal are mainly due to the increase in the expected production of natural gas from the curves committed in the framework of the aforementioned Plan and, to a lesser extent due, to the reduction in production costs. The discount rate after taxes used as of December 31, 2020 was 12.85% for 2021 and 13.12% for 2022 and thereafter, being the recoverable value after taxes of the CGU Gas – Neuquina Basin and the CGU Gas – Austral Basin equal to 192,197 and 16,036, respectively.
Considerations concerning COVID-19 (coronavirus) and the current economic environment
Since the beginning of 2020, a virus outbreak has taken place, causing potentially deadly respiratory infections (COVID-19) outbroke, and adversely affecting the demand for refined products in geographical areas where the most relevant measures were implemented to control the virus’ spread. Particularly, since March, the lower global demand for refined products and the uncertainty in the supply of crude oil have caused an abnormally high volatility in this commodity.
On March 12, 2020, Decree No. 260/2020 was published in the BO, which extended for a period of one year the public health emergency established by Law No. 27,541 due to the pandemic.
Also, since March 20, 2020, the Argentine Government adopted certain measures to protect the general population and fight the disease. These measures imposed a general restriction on economic activity, with some exceptions, which included, among other actions, price controls, the prohibition of dismissals without cause as well as for reasons of lack or reduction of activity and force majeure, general restriction to the free circulation during certain periods in Argentina, general travel restrictions, visas suspension, nation-wide lockdowns, closing of public and private institutions, sporting events suspension, restrictions to the operation of museums and tourist attractions and extension of holidays. These measures include several exceptions applicable to people engaged in activities and services declared as essential in the emergency, minimum work shifts are contemplated ensuring the operation and maintenance of oil and gas fields, oil and gas treatment and/or refining plants, transportation and distribution of electric energy, liquid fuels, oil and gas, fuel service stations and electric power generators.
The implementation of these measures significantly affected the demand of gasoline, diesel and jet fuel, reaching declines during April 2020 of 70%, 40% and 90%, respectively, as a daily average compared to the demand in the days prior to these measures. As of the third quarter of 2020, the restrictions became more flexible, gradually recovering a certain normality in the social and economic functioning of the country. Consequently, there was a gradual recovery in the demand for fuels, and activities in our fields and refineries gradually resumed. On February 2021, the volume declines on recurring sales of fuels (gasoline and diesel) and jet fuel are in the order of 7% and 70%, respectively, compared to levels in the days prior to the pandemic. Although a significant recovery in sales is observed, current levels of activity continue to be below normal values, affecting the Group’s comprehensive results and cash flows.
As mentioned above, the valuation of certain assets and liabilities is subject to a higher level of uncertainty, which is why the current economic context was considered in the evaluation of estimates and accounting judgments described above.
As of the date of these consolidated financial statements, due to the uncertainties inherent to the scale and duration of these events and its direct and indirect effects, it is not reasonably possible to estimate the final impact this pandemic will have on the world’s economy and its financial markets, on Argentina’s economy, and consequently, on the Group’s comprehensive results, cash flows and financial position of the Group, nor its effect on access to debt markets, the contractual position with certain counterparties (including as a result of events of force majeure or other similar events under the Group’s contracts), the Group’s capacity to meet its commitments and future asset impairments, among other issues.
The Management of the Company has considered the impact of COVID-19 and the current economic environment when preparing these consolidated financial statements and continues to consider it appropriate to adopt the going-concern basis of accounting for their presentation and valuation.
2.d) Comparative Information
Balance items as of December 31, 2019 and 2018 presented in these financial statements for comparison purposes arise from the consolidated financial statements then ended. Likewise, certain additional disclosures of non-significant information have been made.